Other provisions - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Charge for the period		£ 191
Other provisions	£ 2,092	1,953	£ 2,092
HBOS
Disclosure of other provisions [line items]
Value of offers after compensation assessment	600		790
Regulatory and legal provisions
Disclosure of other provisions [line items]
Charge for the period		79
Other provisions	1,156	992	1,156
Payment Protection Insurance, excluding MBNA | Payment Protection Insurance remediation
Disclosure of other provisions [line items]
Total payment protection insurance to date		21,960
Customer claims in relation to insurance branch business in Germany
Disclosure of other provisions [line items]
Total customer claims in relation to insurance branch business to date	£ 695		£ 695
Increase in provision		£ 0